UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6397

Fidelity California Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	November 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® California Municipal
Money Market Fund

November 30, 2007

1.810684.103

CFS-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 95.6%
	Principal Amount (000s)	Value (000s)
California - 88.2%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. (Vintage Chateau Proj.) Series A, 3.63%, LOC Union Bank of California, VRDN (b)(c)	$ 11,800	$ 11,800
Alameda Corridor Trans. Auth. Rev. Participating VRDN:
Series BS 05 222 Class A, 3.7% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	12,665	12,665
Series PZ 51, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,300	12,300
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 3.61%, LOC Freddie Mac, VRDN (b)(c)	14,580	14,580
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 781PB, 3.65% (Liquidity Facility Deutsche Postbank AG) (b)(d)	19,095	19,095
Bay Area Toll Auth. California Toll Bridge Rev. Participating VRDN:
Series MT 238, 3.74% (Liquidity Facility DEPFA BANK PLC) (b)(d)	21,900	21,900
Series ROC II R 12016, 3.64% (Liquidity Facility Citibank NA) (b)(d)	40,550	40,550
Berkeley Gen. Oblig. TRAN 4% 10/29/08	13,000	13,077
Bueno Park Multi-family Hsg. Rev. (Walden Glen Apts. Proj.) Series 2000 A, 3.61%, LOC Fannie Mae, VRDN (b)(c)	14,288	14,288
Burbank Glendale Pasadena Arpt. Auth. Rev. Participating VRDN Series Putters 904, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	5,685	5,685
California Communities Note Prog. TRAN Series A3, 4.5% 6/30/08	50,000	50,236
California Dept. of Veteran Affairs Home Purchase Rev. Bonds Series A, 3.7% 6/1/08 (c)	48,125	48,125
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Bonds Series A, 5.5% 5/1/08	17,425	17,559
Participating VRDN:
Series Putters 309, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	14,095	14,095
Series Putters 322, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	11,420	11,420
California Dept. of Wtr. Resources Rev. Bonds Series GS 07 106G, 3.5%, tender 3/27/08 (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)(e)	64,500	64,500
California Econ. Recovery Bonds Series B, 5%, tender 7/1/08 (b)	17,400	17,537
California Edl. Facilities Participating VRDN Series MS 06 1486, 3.65% (Liquidity Facility Morgan Stanley) (b)(d)	17,955	17,955
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R 10110, 3.64% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 6,785	$ 6,785
California Gen. Oblig.:
Participating VRDN:
MS 06 1437, 3.65% (Liquidity Facility Morgan Stanley) (b)(d)	24,940	24,940
Series ROC RR II R 622 PB, 3.65% (Liquidity Facility Deutsche Postbank AG) (b)(d)	2,450	2,450
Series EC 1068, 3.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	28,500	28,500
Series EGL 04 1013 Class A, 3.67% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	2,070	2,070
Series LB 06 K59, 3.79% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	10,175	10,175
Series LB 07 P86W, 3.79% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	41,780	41,780
Series Merlots 02 A17, 3.65% (Liquidity Facility Bank of New York, New York) (b)(d)	12,095	12,095
Series Merlots B45, 3.65% (Liquidity Facility Wachovia Bank NA) (b)(d)	30,215	30,215
Series PA 1231, 3.62% (Liquidity Facility Bank of New York, New York) (b)(d)	7,690	7,690
Series PA 1502, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	6,670	6,670
Series PT 1252, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	18,330	18,330
Series Putters 132, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,480	2,480
Series PZP 003, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,610	3,610
Series PZP 8, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,735	3,735
Series ROC II R 10194, 3.64% (Liquidity Facility Citibank NA) (b)(d)	5,125	5,125
Series ROC II R 3052, 3.64% (Liquidity Facility Citigroup, Inc.) (b)(d)	5	5
Series ROC II R 9125, 3.64% (Liquidity Facility Citigroup, Inc.) (b)(d)	33,990	33,986
Series ROC II R 9135, 3.64% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,600	7,600
Series ROC II R 9183, 3.64% (Liquidity Facility Citigroup, Inc.) (b)(d)	23,365	23,365
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Participating VRDN:
Series ROC II R 438CE, 3.72% (Liquidity Facility Citibank NA) (b)(c)(d)	$ 42,050	$ 42,050
Series ROC II R 9185, 3.64% (Liquidity Facility Citigroup, Inc.) (b)(d)	13,455	13,455
RAN 4% 6/30/08	309,130	310,309
3.32% 12/7/07 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	25,915	25,915
3.34% 2/1/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	26,100	26,100
3.35% 12/13/07 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	30,000	30,000
3.35% 12/20/07 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	30,000	30,000
3.39% 2/6/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	25,800	25,800
3.39% 2/7/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	25,800	25,800
3.54% 12/26/07 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	25,700	25,700
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series MS 06 1755, 3.65% (Liquidity Facility Morgan Stanley) (b)(d)	10,250	10,250
Series MS 06 1757, 3.65% (Liquidity Facility Morgan Stanley) (b)(d)	32,570	32,570
Series MS 06 2061, 3.65% (Liquidity Facility Morgan Stanley) (b)(d)	24,270	24,270
California Hsg. Fin. Agcy. Rev.:
Participating VRDN:
Series 3659, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	9,535	9,535
Series BA 07 1021, 3.63% (Liquidity Facility Bank of America NA) (b)(c)(d)	21,810	21,810
Series BA 07 1022, 3.63% (Liquidity Facility Bank of America NA) (b)(c)(d)	8,100	8,100
Series BS 7058, 3.68% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)(d)	13,310	13,310
Series BS 7067, 3.68% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)(d)	25,065	25,065
Series LB 06 K43W, 3.79% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	11,800	11,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev.: - continued
Participating VRDN:
Series LB 06 K78, 3.79% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	$ 15,945	$ 15,945
Series LB 07 P51W, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	15,385	15,385
Series LB 07 P71W, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	22,475	22,475
Series LB 07 P79W, 3.79% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	4,875	4,875
Series MS 06 1799, 3.73% (Liquidity Facility Morgan Stanley) (b)(c)(d)	31,280	31,280
Series MSTC 7036, 3.68% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)(d)	6,150	6,150
Series PA 1418R, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	18,455	18,455
Series PA 1419R, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	4,620	4,620
Series PT 3691, 3.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	9,340	9,340
Series PT 3939, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	15,215	15,215
Series ROC II R 10203, 3.72% (Liquidity Facility Citigroup, Inc.) (b)(c)(d)	4,970	4,970
Series 2003 D:
3.63% (FSA Insured), VRDN (b)(c)	15,000	15,000
3.63% (FSA Insured), VRDN (b)(c)	35,400	35,400
Series 2005 A, 3.63% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(c)	32,010	32,010
Series D, 3.61% (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), VRDN (b)(c)	15,005	15,005
Series U, 3.63% (MBIA Insured), VRDN (b)(c)	25,475	25,475
California Infrastructure & Econ. Dev. Bank Rev. Participating VRDN:
Series PA 1202R, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,000	5,000
Series ROC II R 10111, 3.67% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,795	7,795
Series ROC II R 10185, 3.64% (Liquidity Facility Citibank NA) (b)(d)	7,200	7,200
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. Participating VRDN MS 06 1429, 3.68% (Liquidity Facility Morgan Stanley) (b)(c)(d)	8,445	8,445
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Resource Recovery Rev. (Burney Forest Prod. Proj.) 3.69%, LOC Union Bank of California, VRDN (b)(c)	$ 12,900	$ 12,900
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
Participating VRDN Series LB 04 F11J, 3.79% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	9,000	9,000
(Republic Services, Inc. Proj.):
4.25%, VRDN (b)(c)	18,000	18,000
4.25%, VRDN (b)(c)	20,000	20,000
California Pub. Works Board Lease Rev. Participating VRDN Series PA 814R, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,490	6,490
California School Cash Reserve Prog. Ctfs. of Prtn. TRAN 4.25% 7/1/08	7,240	7,264
California Schools Participating VRDN:
Series Floaters 06 2127, 3.65% (Liquidity Facility Morgan Stanley) (b)(d)	6,400	6,400
Series MS 06 1544, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	20,335	20,335
Series PZP 019, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,330	10,330
Series PZP 13, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,080	9,080
Series PZP 14, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,120	2,120
Series PZP 2, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,825	3,825
Series PZP 9, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	16,305	16,305
California State Univ. Rev. Participating VRDN:
MS 06 1411, 3.65% (Liquidity Facility Morgan Stanley) (b)(d)	8,560	8,560
Series MS 06 2150, 3.68% (Liquidity Facility Morgan Stanley) (b)(d)	3,700	3,700
Series MS 06 2151, 3.68% (Liquidity Facility Morgan Stanley) (b)(d)	2,895	2,895
Series Putters 2321, 3.68% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	11,475	11,475
California Statewide Cmnty. Dev. Auth. Indl. Dev. Rev. (Fiorella Investments LLC Proj.) Series 2007 A, 3.65%, LOC Comerica Bank, Detroit, VRDN (b)(c)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmnty. Dev. Corp. Rev.:
(Merrill Packaging Proj.) 3.75%, LOC Wells Fargo Bank NA, VRDN (b)(c)	$ 880	$ 880
(Rix Industries Proj.) Series 1996 I, 3.75%, LOC Wells Fargo Bank NA, VRDN (b)(c)	1,120	1,120
(Supreme Truck Bodies of California Proj.) 3.75%, LOC JPMorgan Chase Bank, VRDN (b)(c)	925	925
California Statewide Communities Dev. Auth. Multi-family Hsg. Rev.:
(Aegis of Aptos Proj.) Series 1998-Y 3.61%, LOC Fannie Mae, VRDN (b)(c)	7,350	7,350
(Arbor Ridge Apts. Proj.) Series X, 3.63%, LOC Fannie Mae, VRDN (b)(c)	7,390	7,390
(Bristol Apts. Proj.) Series Z, 3.61%, LOC Freddie Mac, VRDN (b)(c)	9,500	9,500
(Canyon Creek Apts. Proj.) Series 1995 C, 3.61%, LOC Fannie Mae, VRDN (b)(c)	17,300	17,300
(Crocker Oaks Apts. Proj.) Series 2001 H, 3.61%, LOC Fannie Mae, VRDN (b)(c)	6,750	6,750
(Crystal View Apt. Proj.) Series A, 3.61%, LOC Fannie Mae, VRDN (b)(c)	20,000	20,000
(Grove Apts. Proj.) Series X, 3.61%, LOC Fannie Mae, VRDN (b)(c)	6,150	6,150
(Maple Square Apt. Proj.) Series AA, 3.61%, LOC Citibank NA, VRDN (b)(c)	18,000	18,000
(Marlin Cove Apts. Proj.) Series V, 3.61%, LOC Fannie Mae, VRDN (b)(c)	34,000	34,000
(Northwest Gateway Apts. Proj.) Series 2004 C, 3.61%, LOC Bank of America NA, VRDN (b)(c)	41,800	41,800
(Northwood Apts. Proj.) Series N, 3.61%, LOC Freddie Mac, VRDN (b)(c)	5,000	5,000
(Oakmont Stockton Proj.) Series 1997 C, 3.65% (Gen. Elec. Cap. Corp. Guaranteed), VRDN (b)(c)	5,960	5,960
(River Run Sr. Apts. Proj.) Series LL, 3.61%, LOC Fannie Mae, VRDN (b)(c)	13,505	13,505
(Sunrise Fresno Proj.) Series B, 3.61%, LOC Fannie Mae, VRDN (b)(c)	5,500	5,500
(Terraces at Park Marino Proj.) Series I, 3.66%, LOC California Teachers Retirement Sys., VRDN (b)(c)	6,825	6,825
(The Crossings at Elk Grove Apts.) Series H, 3.61%, LOC Citibank NA, VRDN (b)(c)	15,000	15,000
(The Crossings Sr. Apts./ Phase II Proj.) Series J, 3.61%, LOC Citibank NA, VRDN (b)(c)	22,275	22,275
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Communities Dev. Auth. Multi-family Hsg. Rev.: - continued
(Varena Assisted Living Apts. Proj.) Series 2006 F, 3.63%, LOC HSH Nordbank AG, VRDN (b)(c)	$ 11,386	$ 11,386
(Vineyard Creek Apts. Proj.) Series O, 3.61%, LOC Fannie Mae, VRDN (b)(c)	12,452	12,452
(Vista Del Monte Proj.) Series QQ, 3.61%, LOC Fannie Mae, VRDN (b)(c)	13,750	13,750
(Vizcaya Apts. Proj.) Series B, 3.61%, LOC Freddie Mac, VRDN (b)(c)	22,200	22,200
(Wilshire Court Proj.) Series M, 3.61%, LOC Fannie Mae, VRDN (b)(c)	32,500	32,494
California Statewide Communities Dev. Auth. Rev. (JTF Enterprises LLC Proj.) Series 1996 A, 3.75%, LOC Bank of America NA, VRDN (b)(c)	3,000	3,000
Carson Redev. Agcy. Participating VRDN Series PT 2346, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,700	7,700
Chabot-Las Positas Cmnty. College District Participating VRDN:
Series MOTC PT 3551, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,135	6,135
Series MS 1967, 3.65% (Liquidity Facility Morgan Stanley) (b)(d)	63,700	63,700
Series MSTC 284, 3.7% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	5,560	5,560
Chaffey Cmnty. College District Bonds Series MS 04 1132, 3.7%, tender 3/6/08 (Liquidity Facility Morgan Stanley) (b)(d)(e)	11,435	11,435
Chula Vista Ind. Dev. Rev. Participating VRDN Series PA 1362, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	3,125	3,125
Coast Cmnty. College District Participating VRDN:
GS 06 36TPZ, 3.64% (Liquidity Facility Wells Fargo & Co.) (b)(d)	15,940	15,940
Series ROCS RR II R 6088, 3.64% (Liquidity Facility Citigroup, Inc.) (b)(d)	12,100	12,100
Contra Costa County Pub. Fing. Lease Rev. Participating VRDN Series PT 3943, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	14,000	14,000
Dublin Hsg. Auth. Multi-Family Hsg. Rev. (Park Sierra Iron Horse Trail Proj.) Series 1998-A, 3.61%, LOC KBC Bank NV, VRDN (b)(c)	14,900	14,900
East Bay Muni. Util. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 12112, 3.69% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Fairfield-Suisun Unified School District Participating VRDN Series ROC II R 6019, 3.64% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 2,920	$ 2,920
Fontana Pub. Fing. Authorized Tax Allocation Rev. Participating VRDN Series Putters 707, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,035	4,035
Foothill-De Anza Cmnty. College District Participating VRDN:
Series Merlots 00 YY, 3.65% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,645	3,645
Series PZ 57, 3.68% (Liquidity Facility BNP Paribas SA) (b)(d)	6,775	6,775
Fresno Arpt. Rev. Participating VRDN Series Merlots 00 B2, 3.7% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	7,130	7,130
Garden Grove Hsg. Auth. Multi-family Hsg. Rev. (Valley View Sr. Villas Proj.) Series 1990 A, 3.63%, LOC Comerica Bank, Detroit, VRDN (b)(c)	9,100	9,100
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Bonds Series PZ 86, 3.67%, tender 2/21/08 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	5,050	5,050
Participating VRDN:
Series 1500, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	14,000	14,000
Series Best 05 230, 3.7% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	7,450	7,450
Series BS 7045, 3.73% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	34,100	34,100
Series DB 195, 3.62% (Liquidity Facility Deutsche Bank AG) (b)(d)	5	5
Series EGL 7053009 Class A, 3.68% (Liquidity Facility Citibank NA) (b)(d)	19,800	19,800
Series MS 06 2040, 3.72% (Liquidity Facility Morgan Stanley) (b)(d)	11,500	11,500
Series MS 1271, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	12,374	12,374
Series MS 1739, 3.71% (Liquidity Facility Morgan Stanley) (b)(d)	26	26
Series MSTC 238, 3.7% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	7,800	7,800
Series MSTC 7021, 3.7% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	5,000	5,000
Series PA 1236, 3.68% (Liquidity Facility Bank of New York, New York) (b)(d)	3,535	3,535
3.68% (Liquidity Facility Citibank NA) (b)(d)	37,855	37,855
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Goleta Wtr. District Rev. Ctfs. of Prtn. Participating VRDN Series ROC II R 2050, 3.64% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 3,450	$ 3,450
Imperial Irrigation District Series 2007 A, 3.45% 2/7/08, LOC Citibank NA, CP	24,700	24,700
Lassen Muni. Util. District Rev. Series 1996 A, 3.64% (FSA Insured), VRDN (b)(c)	1,150	1,150
Long Beach Gen. Oblig. TRAN 4% 9/30/08	18,600	18,693
Long Beach Hbr. Rev.:
Bonds:
Series A, 4% 5/15/08 (FGIC Insured) (c)	6,820	6,837
Series PT 3876, 3.8%, tender 3/13/08 (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)(e)	7,745	7,745
Series PT 3697, 3.73%, tender 2/28/08 (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)(e)	12,760	12,760
Participating VRDN:
Series MS 00 418, 3.71% (Liquidity Facility Morgan Stanley) (b)(c)(d)	18,190	18,190
Series MS 01 786X, 3.68% (Liquidity Facility Morgan Stanley) (b)(c)(d)	7,070	7,070
Series MT 140, 3.7% (Liquidity Facility BNP Paribas SA) (b)(c)(d)	4,995	4,995
Series PT 2579, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	3,110	3,110
Series PT 2708, 3.67% (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)	5,645	5,645
Series PT 2756, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	2,505	2,505
Series PT 2936, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	5,210	5,210
Series Putters 730, 3.62% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	1,780	1,780
Series ROC II R 7538, 3.72% (Liquidity Facility Citigroup, Inc.) (b)(c)(d)	12,095	12,095
Series SG 147, 3.63% (Liquidity Facility Societe Generale) (b)(c)(d)	9,890	9,890
Series 2002 A, 3.62% (MBIA Insured), VRDN (b)(c)	40,370	40,370
Series A, 3.6% 2/6/08, CP (c)	28,750	28,750
Los Angeles Cmnty. College District:
Bonds Series MS 1129, 3.7%, tender 3/7/08 (Liquidity Facility Morgan Stanley) (b)(d)(e)	7,950	7,950
Participating VRDN Series ROC II R 12018, 3.64% (Liquidity Facility Citibank NA) (b)(d)	14,550	14,550
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Hollywood & Vine Apts. Proj.) Series A, 3.61%, LOC Fannie Mae, VRDN (b)(c)	$ 55,600	$ 55,600
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series Merlots 00 JJJ, 3.65% (Liquidity Facility Wachovia Bank NA) (b)(d)	16,000	16,000
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series EGL 06 10 Class A, 3.65% (Liquidity Facility Citibank NA) (b)(d)	13,000	13,000
Series Putters 2292, 3.68% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	10,550	10,550
Series Putters 2304, 3.68% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	10,315	10,315
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series EGL 06 0067, 3.65% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (b)(d)	27,365	27,365
Series Merlots 99 L, 3.65% (Liquidity Facility Wachovia Bank NA) (b)(d)	23,300	23,300
Series MS 06 1927, 3.65% (Liquidity Facility Morgan Stanley) (b)(d)	11,535	11,535
Los Angeles Gen. Oblig.:
Participating VRDN Series PT 1475, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	13,280	13,280
TRAN 4.5% 6/30/08	147,165	147,859
Los Angeles Hbr. Dept. Rev. Participating VRDN:
Series LB 06 K51, 3.78% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	10,690	10,690
Series LB 06 K56, 3.78% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	16,120	16,120
Series Merlots 06 A3, 3.7% (Liquidity Facility Bank of New York, New York) (b)(c)(d)	9,430	9,430
Series MS 06 1473, 3.68% (Liquidity Facility Morgan Stanley) (b)(c)(d)	12,680	12,680
Series PT 3896, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	6,360	6,360
Series ROC II R 559, 3.72% (Liquidity Facility Citibank NA) (b)(c)(d)	27,055	27,055
Los Angeles Multi-family Hsg. Rev. (Colonia Corona Apts. Proj.) Series D, 3.61%, LOC Citibank NA, VRDN (b)(c)	2,055	2,055
Los Angeles Muni. Impt. Corp. Lease Rev. Participating VRDN:
Series PT 1405, 3.62% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,970	11,970
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Muni. Impt. Corp. Lease Rev. Participating VRDN: - continued
Series PZ 158, 3.68% (Liquidity Facility Wells Fargo & Co.) (b)(d)	$ 11,320	$ 11,320
Series ROC II R 758 PB, 3.68% (Liquidity Facility Deutsche Postbank AG) (b)(d)	12,865	12,865
Los Angeles Unified School District:
Participating VRDN:
Series Clipper 07 11, 3.63% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	3,290	3,290
Series EC 1106, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	34,395	34,395
Series EGL 06 88 Class A, 3.64% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	7,800	7,800
Series Merlots 07 C20, 3.65% (Liquidity Facility Bank of New York, New York) (b)(d)	4,355	4,355
Series MS 06 2032, 3.66% (Liquidity Facility Morgan Stanley) (b)(d)	9,965	9,965
Series PA 1115, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,995	4,995
Series PA 792R, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,945	8,945
Series PT 3754, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,400	5,400
Series ROC II R 10177, 3.64% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,510	4,510
Series ROC II R 10187, 3.64% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,510	4,510
Series ROC II R 9121, 3.64% (Liquidity Facility Citigroup, Inc.) (b)(d)	15,065	15,062
Series ROC II R 9122, 3.64% (Liquidity Facility Citigroup, Inc.) (b)(d)	18,310	18,310
Series ROC II R 24, 3.67% (Liquidity Facility Citibank NA) (b)(d)	6,495	6,495
Series ROC II R 25, 3.67% (Liquidity Facility Citibank NA) (b)(d)	6,665	6,665
Series ROC RR II 7033, 3.67% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,145	2,145
TRAN 4% 12/29/08 (a)	25,600	25,816
Los Angeles Wastewtr. Sys. Rev. Participating VRDN Series EGL 7053003 Class A, 3.65% (Liquidity Facility Citibank NA) (b)(d)	52,500	52,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN:
Series Merlots 99 O, 3.65% (Liquidity Facility Wachovia Bank NA) (b)(d)	$ 9,500	$ 9,500
Series PT 3601, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,480	10,480
Milpitas Multiple-family Rev. (Crossing at Montague Proj.) Series A, 3.61%, LOC Fannie Mae, VRDN (b)(c)	25,000	25,000
Milpitas Redev. Agcy. Participating VRDN:
Series ROC II R 4538, 3.64% (Liquidity Facility Citigroup, Inc.) (b)(d)	8,125	8,125
Series ROC II R 4557, 3.64% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,245	6,245
Modesto Irrigation District Ctfs. of Prtn. Participating VRDN Series PT 3539, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,245	2,245
Mount San Antonio Cmnty. College District Participating VRDN Series ROC II R 7042, 3.64% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,850	7,850
North Orange County Cmnty. College District Rev. Participating VRDN Series PZ 68, 3.65% (Liquidity Facility BNP Paribas SA) (b)(d)	5,465	5,465
Northern California Gas Auth. #1 Gas Proj. Rev. Participating VRDN:
Series GS 07 98, 3.63% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	21,275	21,275
Series MS 06 1817, 3.67% (Liquidity Facility Morgan Stanley) (b)(d)	12,000	12,000
Series MS 06 1982, 3.68% (Liquidity Facility Morgan Stanley) (b)(d)	9,100	9,100
Oakland Gen. Oblig. Participating VRDN Series Merlots 00 A, 3.65% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,000	3,000
Oakland Redev. Agcy. Sub Tax Allocation Participating VRDN Series PT 2035, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,545	11,545
Orange County Apt. Dev. Rev. (Ladera Apts. Proj.) Series 2001 II B, 3.61%, LOC Fannie Mae, VRDN (b)(c)	23,500	23,500
Pajaro Valley Unified School District Participating VRDN Series PA 1182, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,290	4,290
Palm Desert Finl. Auth. Tax Allocation Participating VRDN Series PT 3810, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,460	10,460
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Paramount Hsg. Auth. Multi-family Rev. (Century Place Apts. Proj.) Series 1999 A, 3.61%, LOC Fannie Mae, VRDN (b)(c)	$ 21,000	$ 21,000
Pleasant Hill Redev. Agcy. Multi-family Hsg. Rev. (Chateau III Proj.) Series 2001, 3.61%, LOC Fannie Mae, VRDN (b)(c)	6,455	6,455
Pleasanton Multi-family Rev. (Bernal Apts. Proj.) Series A, 3.61%, LOC Fannie Mae, VRDN (b)(c)	10,850	10,850
Port of Oakland Port Rev. Participating VRDN Series PA 1093, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	7,975	7,975
Port of Oakland Rev.:
Bonds:
Series Putters 863, 3.69%, tender 3/13/08 (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)(e)	5,150	5,150
Series Putters 864, 3.69%, tender 3/13/08 (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)(e)	5,445	5,445
Series Putters 889, 3.94%, tender 3/14/08 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)(e)	6,810	6,810
Participating VRDN:
Series Merlots 00 JJ, 3.7% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	29,680	29,680
Series MS 01 717X, 3.71% (Liquidity Facility Morgan Stanley) (b)(c)(d)	2,000	2,000
Series MS 1192X, 3.71% (Liquidity Facility Morgan Stanley) (b)(c)(d)	13,000	13,000
Series PA 1053, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	15,070	15,070
Series PT 2688, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	9,680	9,680
Series PT 2755, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	5,180	5,180
Series ROC II R 7072, 3.72% (Liquidity Facility Citigroup, Inc.) (b)(c)(d)	8,315	8,315
Poway Unified School District Participating VRDN Series MS 06 1505, 3.65% (Liquidity Facility Morgan Stanley) (b)(d)	5,538	5,538
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series Putters 1999, 3.68% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	8,435	8,435
Riverside County Single Family Rev. Participating VRDN Series PT 2351, 3.67% (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)	7,015	7,015
Riverside County Trans. Commission Sales Tax Rev. Series B, 3.3% 3/4/08, LOC Bank of America NA, CP	15,001	15,001
Riverside Indl. Dev. Auth. Indl. Dev. Rev. (Sabert Corp. Proj.) 3.65%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	3,655	3,655
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento City Fing. Auth. Rev. Participating VRDN Series MSTC 05 246, 3.73% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)(d)	$ 8,060	$ 8,060
Sacramento County Hsg. Auth. Multi-family Hsg. Rev. (Deer Park Apts. Proj.) Issue A, 3.61%, LOC Fannie Mae, VRDN (b)(c)	13,200	13,200
Sacramento County Single Family Mtg. Rev. Participating VRDN:
Series PT 2326, 3.62% (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)	16,025	16,025
Series PT 2327, 3.62% (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)	8,845	8,845
Series PT 2331, 3.67% (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)	6,645	6,645
Sacramento County Wtr. Fing. Auth. Rev. Participating VRDN Series MS 1960, 3.68% (Liquidity Facility Morgan Stanley) (b)(d)	10,955	10,955
Sacramento Hsg. Auth. Multi-family:
(Countrywood Village Apts. Proj.) Series F, 3.61%, LOC Fannie Mae, VRDN (b)(c)	8,225	8,225
(Phoenix Park II Apts. Proj.) 3.61%, LOC Citibank NA, VRDN (b)(c)	9,095	9,095
3.61%, LOC Fannie Mae, VRDN (b)(c)	7,000	7,000
Sacramento Muni. Util. District Elec. Rev. Participating VRDN Series EGL 7050048 Class A, 3.68% (Liquidity Facility Citibank NA) (b)(d)	2,000	2,000
Sacramento Redev. Agcy. Multi-family (18th & L Apts. Proj.) 3.61%, LOC Fannie Mae, VRDN (b)(c)	21,075	21,075
San Bernardino County Ctfs. of Prtn. Participating VRDN Series ROC II R 2139, 3.64% (Liquidity Facility Citigroup, Inc.) (b)(d)	8,255	8,255
San Diego Cmnty. College District Participating VRDN Series ROC II R 7016, 3.64% (Liquidity Facility Citigroup, Inc.) (b)(d)	9,470	9,466
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Participating VRDN:
Series DB 181, 3.67% (Liquidity Facility Deutsche Bank AG) (b)(c)(d)	5,915	5,915
Series PT 3251, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	5,860	5,860
San Diego Hsg. Auth. Multi-family Hsg.:
(Delta Village Apts. Proj.) Series A, 3.65%, LOC Citibank NA, VRDN (b)(c)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Hsg. Auth. Multi-family Hsg.: - continued
(Stratton Apts. Proj.) Series 2000 A, 3.61%, LOC Fannie Mae, VRDN (b)(c)	$ 5,000	$ 5,000
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Participating VRDN Series ROC II R 10004 CE, 3.64% (Liquidity Facility Citigroup, Inc.) (b)(d)	20,000	20,000
San Diego Unified Port District Rev. Participating VRDN Series PT 2409, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,610	6,610
San Diego Unified School District Participating VRDN Series PT 2176, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,080	3,080
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. Participating VRDN:
Series MS 06 1318X, 3.65% (Liquidity Facility Morgan Stanley) (b)(d)	7,965	7,965
Series PT 4290, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,755	10,755
San Francisco Bldg. Auth. Lease Rev. Participating VRDN Series PT 3461, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,605	6,605
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Bonds:
Second Series 16A, 5.5% 5/1/08 (FSA Insured) (c)	2,945	2,966
Second Series 23A, 5.5% 5/1/08 (FGIC Insured) (c)	2,755	2,774
Participating VRDN:
Series MT 371, 3.63% (Liquidity Facility Svenska Handelsbanken AB) (b)(c)(d)	4,505	4,505
Series PA 661R, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	6,905	6,905
Series PT 3759, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	5,760	5,760
Series PT 3898, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	17,305	17,305
Series UBS 07 1005, 3.64% (Liquidity Facility Bank of New York, New York) (b)(c)(d)	33,000	33,000
San Francisco City & County Pub. Util. Commission Wtr. Rev. Participating VRDN Series ROC II R 6085, 3.64% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,060	6,060
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev. (Mission Creek Cmnty. Proj.) Series B, 3.61%, LOC Citibank NA, VRDN (b)(c)	7,790	7,790
San Gabriel Valley Govt. Series A2, 3.69% 12/13/07, LOC Bayerische Landesbank Girozentrale, CP	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Jose Evergreen Cmnty. College District Participating VRDN Series MS 06 1328, 3.65% (Liquidity Facility Morgan Stanley) (b)(d)	$ 12,428	$ 12,428
San Jose Int'l. Arpt. Rev.:
Participating VRDN:
Series DB 413, 3.63% (Liquidity Facility Deutsche Bank AG) (b)(c)(d)	6,415	6,415
Series MS 06 2092, 3.68% (Liquidity Facility Morgan Stanley) (b)(c)(d)	8,897	8,897
Series MS 06 2146, 3.68% (Liquidity Facility Morgan Stanley) (b)(c)(d)	7,500	7,500
Series Piper 07 C, 3.67% (Liquidity Facility Bank of New York, New York) (b)(c)(d)	4,685	4,685
Series PT 4400, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	5,835	5,835
Series PT 4401, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	7,835	7,835
Series ROC II R 10199, 3.72% (Liquidity Facility Citigroup, Inc.) (b)(c)(d)	23,060	23,060
Series ROC II R 2004, 3.64% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,530	2,530
Series UBS 07 1040, 3.64% (Liquidity Facility Bank of New York, New York) (b)(c)(d)	5,600	5,600
3.72% (Liquidity Facility Citigroup, Inc.) (b)(c)(d)	89,100	89,100
Series B, 3.71% 12/6/07, LOC JPMorgan Chase Bank, LOC Bank of America NA, CP (c)	24,015	24,015
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series D, 3.61%, LOC Fannie Mae, VRDN (b)(c)	26,300	26,300
(Betty Ann Garens Apts. Proj.) Series A, 3.65%, LOC Citibank NA, VRDN (b)(c)	7,310	7,310
(El Paseo Apts. Proj.) 3.65%, LOC Citibank NA, VRDN (b)(c)	5,045	5,045
(Kennedy Apt. Homes Proj.) Series K, 3.61%, LOC Fannie Mae, VRDN (b)(c)	9,575	9,575
San Jose Redev. Agcy. Tax Allocation Participating VRDN:
Series PZ 172, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,080	9,080
Series ROC II R 11229, 3.64% (Liquidity Facility Citibank NA) (b)(d)	13,455	13,455
San Luis Obispo County Fing. Auth. Participating VRDN Series ROC II R 12015, 3.64% (Liquidity Facility Citibank NA) (b)(d)	28,235	28,235
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Mateo County Cmnty. College District Participating VRDN Series ROC II R 647 WFZ, 3.7% (Liquidity Facility Wells Fargo & Co.) (b)(d)(e)	$ 2,900	$ 2,900
San Mateo County Trans. District Sales Tax Rev. Bonds Series PT 1914, 3.75%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	5,080	5,080
Santa Ana Hsg. Auth. 3.63%, LOC Fannie Mae, VRDN (b)(c)	8,140	8,140
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 3.75%, LOC Union Bank of California, VRDN (b)(c)	12,445	12,445
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating VRDN:
Series Merlots 00 MM, 3.65% (Liquidity Facility Wachovia Bank NA) (b)(d)	14,530	14,530
Series ROC II R 8064, 3.64% (Liquidity Facility Citigroup, Inc.) (b)(d)	19,765	19,765
Santa Clara Valley Wtr. District Wtr. Util. Rev. Participating VRDN Series ROC II R 7532, 3.64% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,595	2,595
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 3.61%, LOC Fannie Mae, VRDN (b)(c)	21,650	21,650
(Shaffer Road Apts. Proj.) Series A, 3.61%, LOC Fannie Mae, VRDN (b)(c)	29,925	29,925
Santa Rosa Multi-family Hsg. Rev. (Quail Run Apts./Santa Rosa Hsg. Partners Proj.) Series 1997 A, 3.7%, LOC U.S. Bank NA, Minnesota, VRDN (b)(c)	1,850	1,850
Simi Valley Multi-family Hsg. Rev. (Parker Ranch Proj.) Series A, 3.61%, LOC Fannie Mae, VRDN (b)(c)	17,500	17,500
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Participating VRDN:
Series PT 3283, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,910	7,910
Series Putters 470, 3.68% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,185	5,185
Southern California Home Fing. Auth. Single Family Rev. Participating VRDN:
Series MS 02 144, 3.75% (Liquidity Facility Morgan Stanley) (b)(c)(d)	52,800	52,800
Series MT 90, 3.63% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	85,985	85,985
State Ctr. Cmnty. College District Participating VRDN Series MS 06 1929, 3.65% (Liquidity Facility Morgan Stanley) (b)(d)	22,285	22,285
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs. Participating VRDN:
Series EGL 7050006 Class A, 3.65% (Liquidity Facility Citibank NA) (b)(d)	$ 4,890	$ 4,890
Series ROC II R 12000, 3.67% (Liquidity Facility Citigroup, Inc.) (b)(d)	20,695	20,687
Series ROC II R 12068, 3.7% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	16,500	16,500
		4,789,247
Puerto Rico - 7.4%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series ROC II R 10001 CE, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	66,800	66,800
Puerto Rico Commonwealth Gen. Oblig. TRAN 4.25% 7/30/08, LOC Bank of Nova Scotia, New York Agcy., LOC BNP Paribas SA	79,400	79,837
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN:
Series EC 1004, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	37,500	37,500
Series Merlots 07 C63, 3.65% (Liquidity Facility Bank of New York, New York) (b)(d)	6,820	6,820
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series ROC II R 10247 CE, 3.63% (Liquidity Facility Citigroup, Inc.) (b)(d)	25,000	25,000
Series ROC II R 785 CE, 3.63% (Liquidity Facility Citigroup, Inc.) (b)(d)	30,670	30,670
Series ROC II R 792, 3.63% (Liquidity Facility Citibank NA) (b)(d)	16,000	16,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Bonds Series SGB 69, 3.55%, tender 1/1/08 (Liquidity Facility Societe Generale) (b)(d)(e)	14,000	14,000
Participating VRDN:
Series RBC I 30, 3.62% (Liquidity Facility Royal Bank of Canada) (b)(d)	17,490	17,490
Series ROC II R 11042 CE, 3.63% (Liquidity Facility Citibank NA) (b)(d)	12,320	12,320
Puerto Rico Pub. Bldg. Auth. Participating VRDN Series DFA 07 02, 3.63% (Liquidity Facility DEPFA BANK PLC) (b)(d)	34,400	34,400
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Participating VRDN:
Series MS 06 1964, 3.66% (Liquidity Facility Morgan Stanley) (b)(d)	9,228	9,228
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Participating VRDN: - continued
Series PZ 268, 3.67% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	$ 17,630	$ 17,630
Series ROC II R 11147 Z, 3.66% (Liquidity Facility Citibank NA) (b)(d)	16,500	16,500
Series UBS 07 16, 3.63% (Liquidity Facility BNP Paribas SA) (b)(d)	16,390	16,390
		400,585
TOTAL INVESTMENT PORTFOLIO - 95.6% (Cost $5,189,832)		5,189,832
NET OTHER ASSETS - 4.4%		238,107
NET ASSETS - 100%		$ 5,427,939
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $148,825,000 or 2.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
California Dept. of Wtr. Resources Rev. Bonds Series GS 07 106G, 3.5%, tender 3/27/08 (Liquidity Facility Goldman Sachs Group, Inc.)	9/27/07	$ 64,500
Security	Acquisition Date	Cost (000s)
Chaffey Cmnty. College District Bonds Series MS 04 1132, 3.7%, tender 3/6/08 (Liquidity Facility Morgan Stanley)	7/13/07	$ 11,435
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Bonds Series PZ 86, 3.67%, tender 2/21/08 (Liquidity Facility Merrill Lynch & Co., Inc.)	10/24/05 - 12/2/05	$ 5,050
Long Beach Hbr. Rev. Bonds:
Series PT 3697, 3.73%, tender 2/28/08 (Liquidity Facility Dexia Cr. Local de France)	11/9/06 - 9/14/07	$ 12,760
Series PT 3876, 3.8%, tender 3/13/08 (Liquidity Facility Dexia Cr. Local de France)	2/8/07	$ 7,745
Los Angeles Cmnty. College District Bonds Series MS 1129, 3.7%, tender 3/7/08 (Liquidity Facility Morgan Stanley)	7/9/07 - 9/4/07	$ 7,950
Security	Acquisition Date	Cost (000s)
Port of Oakland Rev. Bonds:
Series Putters 863, 3.69%, tender 3/13/08 (Liquidity Facility JPMorgan Chase & Co.)	4/20/05 - 10/5/07	$ 5,150
Series Putters 864, 3.69%, tender 3/13/08 (Liquidity Facility JPMorgan Chase & Co.)	4/20/05 - 10/5/07	$ 5,445
Series Putters 889, 3.94%, tender 3/14/08 (Liquidity Facility JPMorgan Chase Bank)	5/11/05 - 3/16/06	$ 6,810
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Bonds Series SGB 69, 3.55%, tender 1/1/08 (Liquidity Facility Societe Generale)	5/2/07	$ 14,000
San Mateo County Cmnty. College District Participating VRDN Series ROC II R 647 WFZ, 3.7% (Liquidity Facility Wells Fargo & Co.)	9/6/07	$ 2,900
Security	Acquisition Date	Cost (000s)
San Mateo County Trans. District Sales Tax Rev. Bonds Series PT 1914, 3.75%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.)	11/3/06	$ 5,080
Income Tax Information
At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $5,189,832,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® California AMT Tax-Free
Money Market Fund

California AMT Tax-Free Money Market
Institutional Class
Service Class

November 30, 2007

1.810689.103

SCM-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.1%
	Principal Amount (000s)	Value (000s)
California - 85.3%
Alameda Corridor Trans. Auth. Rev. Participating VRDN:
Series BS 05 222 Class A, 3.7% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	$ 5,435	$ 5,435
Series Floaters 06 1513, 3.67% (Liquidity Facility Morgan Stanley) (a)(c)	5,175	5,175
Series PZ 51, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,505	6,505
Series PZ 61, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	13,065	13,065
Alhambra Ctfs. of Prtn. Participating VRDN Series PT 3457, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,640	4,640
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 861, 3.64% (Liquidity Facility Citibank NA) (a)(c)	15,400	15,400
Apple Valley Unified School District Participating VRDN Series Putters 544, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,635	3,635
Bay Area Infrastructure Fing. Auth. Spl. Tax Rev. Participating VRDN Series MSTC 287, 3.73% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	11,980	11,980
Bay Area Toll Auth. California Toll Bridge Rev. Participating VRDN:
Series EGL 06 83 Class A, 3.64% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	55,000	55,000
Series EGL 07 0053, 3.63% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	3,465	3,465
Series MT 238, 3.74% (Liquidity Facility DEPFA BANK PLC) (a)(c)	34,130	34,130
Series Putters 1962, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	15,810	15,810
Series Putters 2135, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,700	3,700
Series UBS 07 40, 3.61% (Liquidity Facility BNP Paribas SA) (a)(c)	5,200	5,200
Berkeley Gen. Oblig. TRAN 4% 10/29/08	12,000	12,071
California Children's Hosp. Participating VRDN Series GS 07 31G, 3.6% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	64,395	64,395
California Communities Note Prog. TRAN Series A3, 4.5% 6/30/08	40,000	40,189
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Bonds Series A, 5.5% 5/1/08	8,035	8,097
Participating VRDN:
Series PA 1201R, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,900	10,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Participating VRDN:
Series Putters 310, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 4,995	$ 4,995
Series Putters 322, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	5,900	5,900
California Dept. of Wtr. Resources Rev.:
Bonds:
Series GS 07 106G, 3.5%, tender 3/27/08 (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)(d)	25,000	25,000
Series PT 1745, 3.75%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)(d)	9,530	9,530
Participating VRDN:
Series PT 607, 3.65% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(c)	4,990	4,990
Series ROC II R1024, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(c)	13,275	13,275
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/08 (a)	11,600	11,694
Participating VRDN:
Series MS 06 1538, 3.65% (Liquidity Facility Morgan Stanley) (a)(c)	18,285	18,285
Series PA 1262, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,650	7,650
Series PT 2216, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,160	5,160
Series ROC II R2114, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,100	5,100
California Edl. Facilities Auth. Rev.:
Bonds Series ROC II R 11064, 3.8%, tender 12/13/07 (Liquidity Facility Citibank NA) (a)(c)(d)	7,735	7,735
Participating VRDN:
Series DB 373, 3.65% (Liquidity Facility Deutsche Bank AG) (a)(c)	4,542	4,542
Series SGB 45, 3.63% (Liquidity Facility Societe Generale) (a)(c)	5,000	5,000
California Gen. Oblig.:
Bonds:
Series PT 4023, 3.68%, tender 12/7/07 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,030	10,030
6.4% 9/1/08	3,075	3,138
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Participating VRDN:
Series Clipper 07 33, 3.6% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	$ 11,440	11,440
Series EC 1068, 3.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	23,340	23,340
Series EGL 05 1000 Class A, 3.63% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(c)	10,620	10,620
Series EGL 06 99 Class A, 3.63% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(c)	17,520	17,520
Series MACN 06 N, 3.6% (Liquidity Facility Bank of America NA) (a)(c)	28,865	28,865
Series Merlots 02 A17, 3.65% (Liquidity Facility Bank of New York, New York) (a)(c)	5,685	5,685
Series Merlots 03 A45, 3.65% (Liquidity Facility Wachovia Bank NA) (a)(c)	5,200	5,200
Series Merlots 07 C15, 3.65% (Liquidity Facility Bank of New York, New York) (a)(c)	6,015	6,015
Series Merlots B45, 3.65% (Liquidity Facility Wachovia Bank NA) (a)(c)	44,235	44,235
Series MS 06 1704, 3.65% (Liquidity Facility DEPFA BANK PLC) (a)(c)	12,018	12,018
Series PA 1231, 3.62% (Liquidity Facility Bank of New York, New York) (a)(c)	6,180	6,180
Series PT 1252, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,700	7,700
Series PT 2272, 3.65% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	5,340	5,340
Series PT 2281, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,225	5,225
Series PT 2485, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,835	4,835
Series PT 4027, 3.62% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	88,840	88,840
Series PT 4211, 3.62% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	7,000	7,000
Series PT 4369, 3.62% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	10,680	10,680
Series PT 990, 3.65% (Liquidity Facility BNP Paribas SA) (a)(c)	6,700	6,700
Series Putters 1722, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,200	4,200
Series Putters 1723, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,180	4,180
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Participating VRDN:
Series Putters 1724, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	$ 4,185	$ 4,185
Series Putters 1725, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	6,915	6,915
Series Putters 2325, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	20,000	20,000
Series Putters 245, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,660	6,660
Series Putters 482, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,495	7,495
Series Putters 556Z, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,450	7,450
Series ROC II R 10179, 3.64% (Liquidity Facility Citibank NA) (a)(c)	4,665	4,665
Series ROC II R 10194, 3.64% (Liquidity Facility Citibank NA) (a)(c)	2,190	2,190
Series ROC II R 10195, 3.64% (Liquidity Facility Citibank NA) (a)(c)	8,720	8,720
Series ROC II R 1079, 3.64% (Liquidity Facility Citigroup, Inc.) (a)(c)	4,420	4,420
Series ROC II R 3052, 3.64% (Liquidity Facility Citigroup, Inc.) (a)(c)	4,210	4,210
Series ROC R II R 622 PB, 3.65% (Liquidity Facility Deutsche Postbank AG) (a)(c)	2,445	2,445
Series ROC II R 6524, 3.64% (Liquidity Facility Citigroup, Inc.) (a)(c)	4,425	4,425
Series ROC II R 7057, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(c)	15,510	15,510
Series ROC II R 7533, 3.64% (Liquidity Facility Citigroup, Inc.) (a)(c)	6,345	6,345
Series ROC II R 8051, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(c)	15,525	15,525
Series ROC II R 9125, 3.64% (Liquidity Facility Citigroup, Inc.) (a)(c)	7,000	7,000
Series ROC II R 9184, 3.64% (Liquidity Facility Citigroup, Inc.) (a)(c)	11,600	11,600
Series SG 84, 3.65% (Liquidity Facility Societe Generale) (a)(c)	1,660	1,660
Series SGA 55, 3.67% (Liquidity Facility Societe Generale) (a)(c)	7,475	7,475
Series SGB 7, 3.66% (Liquidity Facility Societe Generale) (a)(c)	170	170
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Participating VRDN:
Series SGC 06 2 Class A, 3.61% (Liquidity Facility Societe Generale) (a)(c)	$ 1,900	$ 1,900
Series Solar 05 4, 3.78% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)(d)	14,900	14,900
Series Solar 06 11, 3.59% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)(d)	22,985	22,985
RAN 4% 6/30/08	276,315	277,365
3.32% 12/7/07 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	24,100	24,100
3.34% 2/1/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	23,900	23,900
3.35% 12/13/07 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	20,000	20,000
3.35% 12/20/07 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	20,000	20,000
3.39% 2/6/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	24,200	24,200
3.39% 2/7/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	24,200	24,200
3.54% 12/26/07 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	24,300	24,300
California Health Facilities Fing. Participating VRDN Series BS 325, 3.65% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	6,985	6,985
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series EGL 07 147, 3.64% (Liquidity Facility Citibank NA) (a)(c)	12,165	12,165
Series MS 01 592, 3.69% (Liquidity Facility Morgan Stanley) (a)(c)	11,170	11,170
Series MS 06 1756, 3.65% (Liquidity Facility Morgan Stanley) (a)(c)	5,253	5,253
Series MS 06 1757, 3.65% (Liquidity Facility Morgan Stanley) (a)(c)	3,665	3,665
Series MS 06 1858, 3.65% (Liquidity Facility Wells Fargo & Co.) (a)(c)	3,349	3,349
Series MS 06 1879, 3.65% (Liquidity Facility Morgan Stanley) (a)(c)	8,700	8,700
Series MS 06 1880, 3.65% (Liquidity Facility Morgan Stanley) (a)(c)	9,115	9,115
Series MS 06 2061, 3.65% (Liquidity Facility Morgan Stanley) (a)(c)	20,900	20,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev. Participating VRDN: - continued
Series MS 26, 3.65% (Liquidity Facility Morgan Stanley) (a)(c)	$ 7,495	$ 7,495
California Infrastructure & Econ. Dev. Bank Insured Rev. (The Rand Corp. Proj.) Series B, 3.5% (AMBAC Insured), VRDN (a)	15,000	15,000
California Infrastructure & Econ. Dev. Bank Rev.:
Bonds Series PT 3701, 3.73%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France) (a)(c)(d)	9,315	9,315
Participating VRDN:
Series MS 06 1362, 3.65% (Liquidity Facility Morgan Stanley) (a)(c)	17,000	17,000
Series PA 1193, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,285	6,285
Series ROC II R 10185, 3.64% (Liquidity Facility Citibank NA) (a)(c)	9,640	9,640
California Pub. Works Board Lease Rev.:
Bonds (Coalinga State Hosp. Proj.) Series 2004 A, 5% 6/1/08	6,000	6,040
Participating VRDN:
Series MSTC 9052, 3.65% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	8,990	8,990
Series PT 3262, 3.62% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,240	5,240
Series PT 3417, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,925	7,925
Series Putters 609, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	1,095	1,095
Series Putters 610, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,905	5,905
California School Cash Reserve Prog. Ctfs. of Prtn. TRAN 4.25% 7/1/08	38,000	38,134
California Schools Participating VRDN:
Series Floaters 06 2127, 3.65% (Liquidity Facility Morgan Stanley) (a)(c)	13,180	13,180
Series MS 06 1544, 3.69% (Liquidity Facility Morgan Stanley) (a)(c)	11,300	11,300
Series PZP 019, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	13,590	13,590
Series PZP 13, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,220	5,220
Series PZP 14, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,200	1,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Schools Participating VRDN: - continued
Series PZP 2, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 3,275	$ 3,275
Series PZP 9, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	18,895	18,895
California State Univ. Rev. Participating VRDN:
Series BS 314, 3.65% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	3,985	3,985
Series LB 07 K24W, 3.81% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	4,500	4,500
Series PT 4350, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,700	6,700
Series Putters 1320, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,990	9,990
California Statewide Communities Dev. Auth. Rev. Ctfs. of Prtn. Participating VRDN Series Merlots 99 E, 3.65% (Liquidity Facility Wachovia Bank NA) (a)(c)	5,000	5,000
Carson Redev. Agcy. Participating VRDN Series ROC II R2076, 3.64% (Liquidity Facility Citigroup, Inc.) (a)(c)	6,240	6,240
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. Participating VRDN Series PT 3750, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,245	5,245
Chabot-Las Positas Cmnty. College District Participating VRDN:
Series MS 1967, 3.65% (Liquidity Facility Morgan Stanley) (a)(c)	4,200	4,200
Series MSTC 284, 3.7% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	4,000	4,000
Clovis Unified School District Participating VRDN Series PZ 42, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,510	1,510
Compton Unified School District Participating VRDN Series DB 362, 3.62% (Liquidity Facility Deutsche Bank AG) (a)(c)	15,640	15,640
Contra Costa County Pub. Fing. Auth. Tax Allocation Rev. Participating VRDN Series EC 1103, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	12,655	12,655
Contra Costa Wtr. District Wtr. Rev. Participating VRDN Series PT 1666, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,610	5,610
Culver City School Facilities Fing. Auth. Participating VRDN Series Merlots 05 A24, 3.65% (Liquidity Facility Wachovia Bank NA) (a)(c)	11,970	11,970
Desert Sands Unified School District Participating VRDN Series ROCS RR II R 6086, 3.64% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,725	5,725
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Dublin Unified School District Participating VRDN:
Series PT 2633, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 5,965	$ 5,965
Series Putters 809, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	5,675	5,675
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN:
Series EBL 07 0072, 3.63% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(c)	6,600	6,600
Series MS 06 2141, 3.65% (Liquidity Facility Morgan Stanley) (a)(c)	18,295	18,295
Series Putters 2149, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	16,365	16,365
East Bay Muni. Util. District Wtr. Sys. Rev.:
Participating VRDN:
Series EGL 720050045 Class A, 3.63% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(c)	19,800	19,800
Series ROC II R 11288, 3.67% (Liquidity Facility Citibank NA) (a)(c)	11,620	11,620
Series ROC II R 12112, 3.69% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(c)	21,430	21,430
Series 1988:
3.35% 3/6/08, CP	31,000	31,000
3.46% 12/12/07, CP	17,000	17,000
3.53% 12/4/07, CP	11,400	11,400
East Side Union High School District Santa Clara County Bonds 3.78%, tender 2/14/08 (Liquidity Facility Wachovia Bank NA) (a)(c)(d)	8,565	8,565
El Camino Cmnty. College District Participating VRDN Series Putter 1471, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,750	5,750
El Camino Hosp. District Participating VRDN:
Series DB 429, 3.62% (Liquidity Facility Deutsche Bank AG) (a)(c)	8,030	8,030
Series ROC II R 4086, 3.64% (Liquidity Facility Citigroup, Inc.) (a)(c)	6,725	6,725
Elk Grove Fin. Auth. Spl. Tax Rev. Participating VRDN Series DB 190, 3.65% (Liquidity Facility Deutsche Bank AG) (a)(c)	5,160	5,160
Foothill-De Anza Cmnty. College District Participating VRDN:
Series Merlots 00 YY, 3.65% (Liquidity Facility Wachovia Bank NA) (a)(c)	11,690	11,690
Series MS 06 1844, 3.65% (Liquidity Facility Wells Fargo & Co.) (a)(c)	15,475	15,475
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill-De Anza Cmnty. College District Participating VRDN: - continued
Series PZ 57, 3.68% (Liquidity Facility BNP Paribas SA) (a)(c)	$ 7,595	$ 7,595
Series ROC II R4540, 3.64% (Liquidity Facility Citigroup, Inc.) (a)(c)	7,455	7,455
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Participating VRDN:
Series PZ 41, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,060	8,060
Series PZ 96, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,275	7,275
Fresno Unified School District Participating VRDN Series DB 109, 3.65% (Liquidity Facility Deutsche Bank AG) (a)(c)	6,155	6,155
Gavilan Joint Cmnty. College District Participating VRDN Series ROC II R 2123, 3.64% (Liquidity Facility Citigroup, Inc.) (a)(c)	6,775	6,775
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Bonds:
Series 2003 B, 5.75% 6/1/21 (Pre-Refunded to 6/1/08 @ 100) (b)	6,950	7,032
Series PZ 86, 3.67%, tender 2/21/08 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)(d)	5,105	5,105
Participating VRDN:
Series 1500, 3.69% (Liquidity Facility Morgan Stanley) (a)(c)	11,290	11,290
Series Best 05 230, 3.7% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)(e)	4,300	4,300
Series BS 7045, 3.73% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	32,900	32,900
Series DB 387, 3.62% (Liquidity Facility Deutsche Bank AG) (a)(c)	10,525	10,525
Series MS 1220, 3.72% (Liquidity Facility Morgan Stanley) (a)(c)	16,000	16,000
Series MS 1739, 3.71% (Liquidity Facility Morgan Stanley) (a)(c)	35	35
Series MSTC 238, 3.7% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)(e)	4,645	4,645
Series PA 1237, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,740	2,740
Series Putters 2091, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	25,865	25,865
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.: - continued
Participating VRDN:
Series ROC II R 565, 3.67% (Liquidity Facility Citibank NA) (a)(c)	$ 5,000	$ 5,000
Series ROC II R 843 CE, 3.64% (Liquidity Facility Citibank NA) (a)(c)	21,085	21,085
Series ROC II R 857 CE, 3.64% (Liquidity Facility Citibank NA) (a)(c)	565	565
Series ROC II R 9024, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(c)	500	500
Series ROC II R 9075, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(c)	14,055	14,055
Series ROC II R 9076, 3.64% (Liquidity Facility Citigroup, Inc.) (a)(c)	18,260	18,260
Series ROC II R287X, 3.64% (Liquidity Facility Citibank NA) (a)(c)	3,535	3,535
Series ROC II R448CE, 3.64% (Liquidity Facility Citibank NA) (a)(c)	7,500	7,500
Series ROC II R509, 3.67% (Liquidity Facility Citibank NA) (a)(c)	8,000	8,000
3.68% (Liquidity Facility Citibank NA) (a)(c)	58,000	58,000
Golden West Schools Fing. Auth. Participating VRDN Series PT 2985, 3.65% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	5,700	5,700
Grossmont Union High School District Participating VRDN Series PT 3489, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	17,620	17,620
Grossmont-Cuyamaca Cmnty. College District Participating VRDN Series ROC II R6052, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(c)	4,845	4,845
Imperial Irrigation District Series 2007 A, 3.45% 2/7/08, LOC Citibank NA, CP	23,400	23,400
La Quinta Fing. Auth. Local Agcy. Rev. Participating VRDN Series ROC II R412, 3.64% (Liquidity Facility Citibank NA) (a)(c)	9,585	9,585
Long Beach Gen. Oblig. TRAN 4% 9/30/08	16,600	16,683
Long Beach Unified School District Participating VRDN ROC II R 4560, 3.64% (Liquidity Facility Citigroup, Inc.) (a)(c)	6,965	6,965
Los Angeles Cmnty. College District Participating VRDN:
Series ROC II R 12014, 3.67% (Liquidity Facility Citibank NA) (a)(c)	36,500	36,500
Series ROC II R 12018, 3.64% (Liquidity Facility Citibank NA) (a)(c)	30,000	30,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. College District Participating VRDN: - continued
Series ROC II R 8509, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(c)	$ 7,390	$ 7,390
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Participating VRDN:
Series PT 3553, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,420	4,420
Series ROC II R 12037, 3.7% (Liquidity Facility Citigroup, Inc.) (a)(c)	9,670	9,670
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series Merlots 00 JJJ, 3.65% (Liquidity Facility Wachovia Bank NA) (a)(c)	13,830	13,830
Los Angeles County Sanitation District Fin. Auth. Rev. Participating VRDN Series Solar 06 55, 3.64% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	10,650	10,650
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series EGL 7053026 Class A, 3.64% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	70,800	70,800
Series PA 1192, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,980	7,980
Series PT 2286, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,500	5,500
Series Putters 1272, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,050	5,050
Series Putters 1302Z, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,495	7,495
Series Putters 2289, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000	2,000
Series ROC II R 12013, 3.64% (Liquidity Facility Citigroup, Inc.) (a)(c)	12,000	12,000
Series ROC II R3010, 3.64% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,085	5,085
Series ROC II R4033, 3.64% (Liquidity Facility Citigroup, Inc.) (a)(c)	10,290	10,290
Series ROC II R4510, 3.64% (Liquidity Facility Citigroup, Inc.) (a)(c)	6,760	6,760
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series EGL 06 0067, 3.65% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(c)	24,000	24,000
Series EGL 06 34 Class A, 3.63% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(c)	17,555	17,555
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN: - continued
Series Merlots 99 L, 3.65% (Liquidity Facility Wachovia Bank NA) (a)(c)	$ 8,500	$ 8,500
Series MS 06 1927, 3.65% (Liquidity Facility Morgan Stanley) (a)(c)	11,000	11,000
Series Putters 1934, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,170	11,170
Series ROC II R 12098, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(c)	29,700	29,700
Series Solar 06 48, 3.61% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	15,620	15,620
Los Angeles Gen. Oblig.:
Participating VRDN Series PT 1476, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,215	10,215
TRAN 4.5% 6/30/08	108,000	108,509
Los Angeles Muni. Impt. Corp. Lease Rev. Participating VRDN:
Series PT 1405, 3.62% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,420	8,420
Series Putters 2116, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,300	3,300
Series PZ 158, 3.68% (Liquidity Facility Wells Fargo & Co.) (a)(c)	7,800	7,800
Los Angeles Unified School District:
Bonds Series C, 5% 7/1/08	3,115	3,144
Participating VRDN:
Series BA 1000, 3.6% (Liquidity Facility Bank of America NA) (a)(c)	18,560	18,560
Series BBT 2037, 3.62% (Liquidity Facility Branch Banking & Trust Co.) (a)(c)	8,890	8,890
Series EC 1106, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	23,570	23,570
Series EGL 06 88 Class A, 3.64% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	4,515	4,515
Series EGL 07 0061, 3.63% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(c)	12,075	12,075
Series EGL 07 0155, 3.63% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	6,600	6,600
Series GS 07 9TP, 3.6% (Liquidity Facility DEPFA BANK PLC) (a)(c)	6,250	6,250
Series MS 06 07, 3.65% (Liquidity Facility Morgan Stanley) (a)(c)	8,600	8,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Unified School District: - continued
Participating VRDN:
Series MS 06 1475, 3.65% (Liquidity Facility Morgan Stanley) (a)(c)	$ 42,909	$ 42,909
Series MS 06 2032, 3.66% (Liquidity Facility Morgan Stanley) (a)(c)	8,020	8,020
Series PT 1763, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	11,450	11,450
Series PT 3382, 3.68% (Liquidity Facility Danske Bank AS) (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,935	5,935
Series PT 3409, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,730	3,730
Series PT 3553, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,280	8,280
Series PT 3722, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,715	4,715
Series Putters 1442, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	12,495	12,495
Series Putters 1558, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,440	9,440
Series Putters 1573, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,245	5,245
Series Putters 1729, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	12,580	12,580
Series Putters 1998, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,715	8,715
Series Putters 2016, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,385	6,385
Series Putters 2108, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,445	3,445
Series ROC II R 10178, 3.64% (Liquidity Facility Citigroup, Inc.) (a)(c)	60,620	60,620
Series ROC II R 12052, 3.69% (Liquidity Facility Citibank NA) (a)(c)	12,000	12,000
Series ROC II R 9122, 3.64% (Liquidity Facility Citigroup, Inc.) (a)(c)	6,645	6,645
Series ROC RR II 6089, 3.64% (Liquidity Facility Citigroup, Inc.) (a)(c)	3,840	3,840
Series ROC RR II 7029, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(c)	9,245	9,245
TRAN 4% 12/29/08 (e)	24,400	24,606
Los Angeles Unified School District Ctfs. of Prtn. Bonds (Information Technology Proj.) Series A, 4% 10/1/08	8,640	8,686
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Wastewtr. Sys. Rev.:
Participating VRDN:
Series EGL 7053003 Class A, 3.65% (Liquidity Facility Citibank NA) (a)(c)	$ 11,000	$ 11,000
Series Putters 2254, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,800	5,800
Series ROC II R4034, 3.64% (Liquidity Facility Citigroup, Inc.) (a)(c)	13,505	13,505
3.46% 12/12/07 (Liquidity Facility WestLB AG) (Liquidity Facility California Teachers Retirement Sys.), CP	7,800	7,800
3.48% 12/6/07 (Liquidity Facility WestLB AG) (Liquidity Facility California Teachers Retirement Sys.), CP	10,000	10,000
3.48% 1/18/08 (Liquidity Facility WestLB AG) (Liquidity Facility California Teachers Retirement Sys.), CP	10,000	10,000
Merced Irrigation District Elec. Sys. Rev. Participating VRDN Series ROC II R512, 3.64% (Liquidity Facility Citibank NA) (a)(c)	3,250	3,250
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN:
Series EGL 07 0044, 3.63% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(c)	8,300	8,300
Series FRRI 00 A6, 3.82% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(c)	6,900	6,900
Series Merlots 99 O, 3.65% (Liquidity Facility Wachovia Bank NA) (a)(c)	11,880	11,880
Series MSTC 01 113A, 3.65% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	14,890	14,890
Series PA 837, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,995	4,995
Series PT 3601, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,500	5,500
Series ROC II R 12009, 3.64% (Liquidity Facility Citigroup, Inc.) (a)(c)	20,750	20,750
Modesto Irrigation District Fing. Auth. Rev. Participating VRDN:
Series MS 06 1849, 3.67% (Liquidity Facility DEPFA BANK PLC) (a)(c)	3,950	3,950
Series SG 12, 3.61% (Liquidity Facility Societe Generale) (a)(c)	21,420	21,420
Natomas Unified School District Participating VRDN Series Putters 2098, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	13,555	13,555
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Gas Auth. #1 Gas Proj. Rev. Participating VRDN:
Series GS 07 104, 3.63% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	$ 19,395	$ 19,395
Series GS 07 55, 3.64% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	26,905	26,905
Series GS 07 98, 3.63% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	14,840	14,840
Series MS 06 1982, 3.68% (Liquidity Facility Morgan Stanley) (a)(c)	7,700	7,700
Norwalk-Mirada Unified School District Participating VRDN Series SG 169, 3.61% (Liquidity Facility Societe Generale) (a)(c)	20,000	20,000
Oak Grove School District Participating VRDN Series ROC II R 7527, 3.64% (Liquidity Facility Citigroup, Inc.) (a)(c)	9,870	9,870
Oakland Gen. Oblig. Participating VRDN Series Merlots 00 A, 3.65% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,000	3,000
Oakland Joint Powers Fing. Auth. Participating VRDN Series Putters 1253, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,405	8,405
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series MS 1032, 3.68% (Liquidity Facility Morgan Stanley) (a)(c)	2,500	2,500
Oxnard Fing. Auth. Wtr. Rev. Participating VRDN:
Series SG 174, 3.61% (Liquidity Facility Societe Generale) (a)(c)	4,960	4,960
Series Solar 06 85, 3.61% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	12,000	12,000
Pasadena Elec. Rev. Participating VRDN Series PT 2282, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,255	5,255
Pomona Pub. Fing. Auth. Rev. Participating VRDN Series PT 3849, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,465	3,465
Poway Redev. Agcy. Tax Allocation Rev. Participating VRDN:
Series Putters 372, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,085	11,085
Series ROC II R2046, 3.64% (Liquidity Facility Citigroup, Inc.) (a)(c)	4,230	4,230
Rancho Santiago Cmnty. College District Participating VRDN Series ROC II R 2181, 3.64% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,550	5,550
Rowland Unified School District Participating VRDN Series MS 06 1484, 3.65% (Liquidity Facility Morgan Stanley) (a)(c)	3,400	3,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento Area Flood Cont. Agcy. Rev. Participating VRDN Series BA 162, 3.6% (Liquidity Facility Bank of America NA) (a)(c)	$ 7,160	$ 7,160
Sacramento City Fing. Auth. Rev. Participating VRDN Series PZ 93, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,350	5,350
Sacramento County Sanitation District Fing. Auth. Rev. Participating VRDN:
Series Putters 1407, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,790	5,790
Series ROC II R 10113, 3.64% (Liquidity Facility Citigroup, Inc.) (a)(c)	14,945	14,945
Series ROC II R504, 3.64% (Liquidity Facility Citibank NA) (a)(c)	3,230	3,230
Series SCG 11, 3.61% (Liquidity Facility Societe Generale) (a)(c)	21,465	21,465
Sacramento County Sanitation District Fing. Auth. Wtr. & Swr. Rev. Participating VRDN Series BS 311, 3.68% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	14,795	14,795
Sacramento County Wtr. Fing. Auth. Rev. Participating VRDN Series PA 1176, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,585	4,585
Sacramento Fing. Auth. Rev. Participating VRDN Series PT 4155, 3.62% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(c)	31,240	31,240
Sacramento Muni. Util. District Elec. Rev. Participating VRDN:
Series BA 02 M, 3.6% (Liquidity Facility Bank of America NA) (a)(c)	3,975	3,975
Series PA 1180, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,500	2,500
Series PT 2140, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,165	7,165
Series PT 2215, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,615	5,615
Series Putters 591, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	2,170	2,170
Sacramento Muni. Util. District Fing. Auth. Rev. Participating VRDN:
Series PT 3360, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,545	4,545
Series Putters 1237Z, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	14,650	14,650
Sacramento Sanitation District Fing. Wtr. & Swr. Rev. Bonds Series PT 4011, 3.62%, tender 12/7/07 (Liquidity Facility Dexia Cr. Local de France) (a)(c)	3,015	3,015
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Bernardino County Flood Cont. District Judgement Oblig. Participating VRDN Series Putters 2164, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 6,435	$ 6,435
San Diego Cmnty. College District Participating VRDN Series Putters 2086, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,490	5,490
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series PT 2375, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,960	4,960
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Participating VRDN Series ROC II R 10004 CE, 3.64% (Liquidity Facility Citigroup, Inc.) (a)(c)	116,590	116,590
San Diego Unified School District:
Bonds Series PT 3724, 3.73%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France) (a)(c)(d)	6,965	6,965
Participating VRDN:
Series 3723, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,720	1,720
Series MS 01 847, 3.65% (Liquidity Facility Morgan Stanley) (a)(c)	8,205	8,205
Series MS 1499, 3.65% (Liquidity Facility Morgan Stanley) (a)(c)	5,945	5,945
Series MS 965, 3.65% (Liquidity Facility Morgan Stanley) (a)(c)	4,015	4,015
Series PA 1245, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,335	1,335
Series ROC II R1067, 3.64% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,190	5,190
Series SGA 01 120, 3.62% (Liquidity Facility Societe Generale) (a)(c)	22,565	22,565
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series ROC II R 11251, 3.64% (Liquidity Facility Citibank NA) (a)(c)	10,000	10,000
Series ROC II R 12020, 3.64% (Liquidity Facility Citibank NA) (a)(c)	10,000	10,000
San Francisco Bldg. Auth. Lease Rev. Participating VRDN Series PT 3461, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,900	3,900
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series Putters 1561, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,565	7,565
San Francisco City & County Ctfs. of Prtn. Participating VRDN Series MS 06 1883, 3.67% (Liquidity Facility Wells Fargo & Co.) (a)(c)	6,285	6,285
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Unified School District Participating VRDN:
Series Putters 549, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 5,325	$ 5,325
Series ROC II R 3055, 3.64% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,880	5,880
San Francisco Student Finl. Auth. Participating VRDN Series Solar 06 97, 3.61% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	17,250	17,250
San Gabriel Valley Govt. Series A2, 3.69% 12/13/07, LOC Bayerische Landesbank Girozentrale, CP	29,650	29,650
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Participating VRDN Series MS 06 1524, 3.67% (Liquidity Facility Morgan Stanley) (a)(c)	6,425	6,425
San Jose Fin. Auth. Rev. 3.38% 1/10/08, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., CP	9,700	9,698
San Jose Fing. Auth. Lease Rev. Participating VRDN Series Putters 1280Z, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	12,000	12,000
San Jose Redev. Agcy. Tax Allocation Participating VRDN:
Series MS 02 749, 3.65% (Liquidity Facility Morgan Stanley) (a)(c)	6,495	6,495
Series MS 06 1796, 3.65% (Liquidity Facility Morgan Stanley) (a)(c)	1,200	1,200
Series MT 344, 3.62% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(c)	14,605	14,605
Series Putters 1621, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	11,805	11,805
Series Putters 575, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	2,550	2,550
San Jose Unified School District Santa Clara County Participating VRDN Series PZ 115, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,625	1,625
San Juan Unified School District Participating VRDN Series Putters 2163, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,785	3,785
San Marcos Pub. Facilities Auth. Tax Allocation Rev. Participating VRDN Series ROC II R2027, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,590	5,590
San Mateo County Cmnty. College District Participating VRDN:
Series DB 415, 3.62% (Liquidity Facility Deutsche Bank AG) (a)(c)	8,875	8,875
Series DB 430, 3.62% (Liquidity Facility Deutsche Bank AG) (a)(c)	11,450	11,450
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Mateo County Cmnty. College District Participating VRDN: - continued
Series MS 06 2073, 3.67% (Liquidity Facility Morgan Stanley) (a)(c)	$ 9,235	$ 9,235
Series Stars 06 172, 3.63% (Liquidity Facility BNP Paribas SA) (a)(c)	9,160	9,160
San Mateo County Trans. District Sales Tax Rev. Participating VRDN:
Series AAB 06 19, 3.6% (Liquidity Facility Bank of America NA) (a)(c)	4,000	4,000
Series EGL 06 79, 3.64% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	17,335	17,335
Santa Clara Valley Trans. Auth. Participating VRDN Series ROC II R 11227, 3.64% (Liquidity Facility Citibank NA) (a)(c)	11,865	11,865
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating VRDN Series Merlots 00 MM, 3.65% (Liquidity Facility Wachovia Bank NA) (a)(c)	8,900	8,900
Santa Clara Valley Wtr. District Wtr. Util. Sys. Rev. Participating VRDN Series LB 06 K92, 3.81% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	6,345	6,345
Santa Cruz County Redev. Agcy. Participating VRDN Series Solar 06 31, 3.6% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	7,445	7,445
Santa Rosa High School District Participating VRDN Series PT 2193, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,120	4,120
Santa Rosa Wastewtr. Rev. Participating VRDN:
Series DB 395, 3.62% (Liquidity Facility Deutsche Bank AG) (a)(c)	13,235	13,235
Series PZ 43, 3.68% (Liquidity Facility BNP Paribas SA) (a)(c)	9,010	9,010
Simi Valley Unified School District Participating VRDN Series DB 431, 3.62% (Liquidity Facility Deutsche Bank AG) (a)(c)	3,440	3,440
Southern California Pub. Pwr. Auth. Rev. Participating VRDN Series MS 1045, 3.65% (Liquidity Facility Morgan Stanley) (a)(c)	5,470	5,470
Springfield Pub. Util. Rev. Participating VRDN Series AAB 06 41, 3.6% (Liquidity Facility Bank of America NA) (a)(c)	6,475	6,475
Sunnyvale School District Participating VRDN:
Series PT 2710, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,610	3,610
Series Putters 800, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	7,610	7,610
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Torrance Gen. Oblig. TRAN 4.5% 7/2/08	$ 13,975	$ 14,039
Univ. of California Revs. Participating VRDN:
Series MS 1274, 3.65% (Liquidity Facility Morgan Stanley) (a)(c)	15,125	15,125
Series PA 1168, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	20,045	20,045
Series Putters 1201, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,190	5,190
Series ROC II R 12000, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(c)	19,400	19,392
Series ROC II R 12068, 3.7% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(c)	13,000	13,000
Series Solar 06 39, 3.61% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	10,235	10,235
Vallejo City Unified School District Participating VRDN Series PT 1664, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	11,760	11,760
Walnut Energy Ctr. Auth. Rev. Participating VRDN Series Putters 583, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	5,160	5,160
West Contra Costa Unified School District Participating VRDN Series DB 432, 3.62% (Liquidity Facility Deutsche Bank AG) (a)(c)	4,135	4,135
William S. Hart Union High School District Participating VRDN:
Series ROC II R 648 WFZ, 3.7% (Liquidity Facility Wells Fargo & Co.) (a)(c)(d)	8,460	8,460
Series SG 171, 3.61% (Liquidity Facility Societe Generale) (a)(c)	8,600	8,600
Yucaipa Valley Wtr. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 2130, 3.64% (Liquidity Facility Citigroup, Inc.) (a)(c)	6,970	6,970
		4,405,528
Puerto Rico - 11.8%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series ROC II R 10001 CE, 3.66% (Liquidity Facility Citigroup, Inc.) (a)(c)	52,000	52,000
Puerto Rico Commonwealth Gen. Oblig.:
Participating VRDN:
Series Floater 53G, 3.61% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	2,015	2,015
Series MS 975, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	13,110	13,110
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Commonwealth Gen. Oblig.: - continued
Participating VRDN:
Series PA 1376R, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 4,250	$ 4,250
Series PA 620, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,200	2,200
TRAN 4.25% 7/30/08, LOC Bank of Nova Scotia, New York Agcy., LOC BNP Paribas SA	72,000	72,397
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN:
Series EC 1004, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	56,400	56,400
Series Merlots 2007 C100, 3.65% (Liquidity Facility Bank of New York, New York) (a)(c)	5,700	5,700
Series ROC II R 11171, 3.63% (Liquidity Facility Citibank NA) (a)(c)	10,670	10,670
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series MACN 05 N, 3.6% (Liquidity Facility Bank of America NA) (a)(c)	5,440	5,440
Series MACN 06 M, 3.6% (Liquidity Facility Bank of America NA) (a)(c)	9,830	9,830
Series MACN 06 R, 3.6% (Liquidity Facility Bank of America NA) (a)(c)	39,995	39,995
Series MS 06 2057, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	17,260	17,260
Series RobIns 14, 3.61% (Liquidity Facility Bank of New York, New York) (a)(c)	3,520	3,520
Series ROC II R 981, 3.63% (Liquidity Facility Citibank NA) (a)(c)	1,000	1,000
Series ROC II R 785 CE, 3.63% (Liquidity Facility Citigroup, Inc.) (a)(c)	23,580	23,580
Series ROC II R 790, 3.63% (Liquidity Facility Citibank NA) (a)(c)	2,700	2,700
Series ROC II R 792, 3.63% (Liquidity Facility Citibank NA) (a)(c)	12,000	12,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series MS 06 2058, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	11,070	11,070
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series Floaters 682, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	3,580	3,580
Series Merlots 07 C58, 3.65% (Liquidity Facility Bank of New York, New York) (a)(c)	8,150	8,150
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN: - continued
Series MS 06 1845, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	$ 3,200	$ 3,200
Series MS 1276, 3.67% (Liquidity Facility Morgan Stanley) (a)(c)	13,945	13,945
Series Putters 1816, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,615	10,615
Series Putters 268, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,100	1,100
Series ROC II R 11000 CE, 3.63% (Liquidity Facility Citibank NA) (a)(c)	3,000	3,000
Series ROC II R 11002, 3.63% (Liquidity Facility Citibank NA) (a)(c)	30,000	30,000
Series ROC II R 11003 CE, 3.63% (Liquidity Facility Citibank NA) (a)(c)	8,100	8,100
Puerto Rico Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series UBS 07 27, 3.61% (Liquidity Facility BNP Paribas SA) (a)(c)	27,205	27,205
Puerto Rico Hwy. & Trans. Auth. Trans. Rev. Participating VRDN Series UBS 07 1036, 3.61% (Liquidity Facility Bank of New York, New York) (a)(c)	16,295	16,295
Puerto Rico Infrastructure Fing. Auth.:
Bonds Series AAB 00 17, 3.65%, tender 12/7/07 (Liquidity Facility Bank of America NA) (a)(c)	35,400	35,400
Participating VRDN Series MSTC 00 106, 3.64% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	19,995	19,995
Puerto Rico Pub. Bldg. Auth. Participating VRDN:
Series DFA 07 02, 3.63% (Liquidity Facility DEPFA BANK PLC) (a)(c)	29,090	29,090
Series DFA 07 03, 3.63% (Liquidity Facility DEPFA BANK PLC) (a)(c)	20,010	20,010
Puerto Rico Pub. Fin. Corp. Commonwealth Appropriation Participating VRDN Series Putters 1426, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	2,165	2,165
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Participating VRDN:
Series MS 06 1964, 3.66% (Liquidity Facility Morgan Stanley) (a)(c)	4,508	4,508
Series MS 06 1965, 3.66% (Liquidity Facility Morgan Stanley) (a)(c)	11,370	11,370
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Participating VRDN: - continued
Series Putters 2298, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 11,395	$ 11,395
Series UBS 07 16, 3.63% (Liquidity Facility BNP Paribas SA) (a)(c)	5,255	5,255
		609,515
TOTAL INVESTMENT PORTFOLIO - 97.1% (Cost $5,015,043)		5,015,043
NET OTHER ASSETS - 2.9%		148,241
NET ASSETS - 100%		$ 5,163,284
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Security collateralized by an amount sufficient to pay interest and principal.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $118,560,000 or 2.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
California Dept. of Wtr. Resources Rev. Bonds Series GS 07 106G, 3.5%, tender 3/27/08 (Liquidity Facility Goldman Sachs Group, Inc.)	9/27/07	$ 25,000
Security	Acquisition Date	Cost (000s)
California Dept. of Wtr. Resources Rev. Bonds Series PT 1745, 3.75%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.)	7/18/06 - 9/20/07	$ 9,530
California Edl. Facilities Auth. Rev. Bonds Series ROC II R 11064, 3.8%, tender 12/13/07 (Liquidity Facility Citibank NA)	6/28/07 - 9/13/07	$ 7,735
California Gen. Oblig. Participating VRDN Series Solar 05 4, 3.78% (Liquidity Facility U.S. Bank NA, Minnesota)	5/23/06	$ 14,900
California Gen. Oblig. Participating VRDN Series Solar 06 11, 3.59% (Liquidity Facility U.S. Bank NA, Minnesota)	8/16/07 - 8/27/07	$ 22,985
California Infrastructure & Econ. Dev. Bank Rev. Bonds Series PT 3701, 3.73%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France)	3/6/07	$ 9,315
Security	Acquisition Date	Cost (000s)
East Side Union High School District Santa Clara County Bonds 3.78%, tender 2/14/08 (Liquidity Facility Wachovia Bank NA)	9/4/07	$ 8,565
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Bonds Series PZ 86, 3.67%, tender 2/21/08 (Liquidity Facility Merrill Lynch & Co., Inc.)	10/20/05 - 9/20/07	$ 5,105
San Diego Unified School District Bonds Series PT 3724, 3.73%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France)	11/16/06 - 2/5/07	$ 6,965
William S. Hart Union High School District Participating VRDN Series ROC II R 648 WFZ, 3.7% (Liquidity Facility Wells Fargo & Co.)	4/11/07 - 9/27/07	$ 8,460
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 107
Income Tax Information
At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $5,015,043,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	January 29, 2008